DEFERRED COSTS (Details Textual) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Increase (Decrease) in Deferred Charges		$ 66,324	$ 0
Amortization of Deferred Charges	$ 15,517	25,491	0
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 80,153	$ 80,153	$ 0